OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER CURRENT ASSETS	NOTE 8: OTHER CURRENT ASSETS

	December 31,
	2024	2023
Government authorities	$454	$420
Prepaid expenses and other	578	1,292
Other current assets	$1,032	$1,712